Prepaid expenses - Schedule of Prepaid Expenses (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepayments and accrued income other than contract assets [abstract]
Prepaid insurance	$ 1,175,709	$ 19,585
Other	318,774	216,744
Prepaid expenses	$ 1,494,483	$ 236,329